Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

9. Asset Retirement Obligations

Pursuant to ASC 410, Asset Retirement Obligations, the Company recognizes the fair value of its asset retirement obligations related to the plugging, abandonment, and remediation of oil and gas producing properties. The present value of the estimated asset retirement costs has been capitalized as part of the carrying amount of the related long-lived assets, which approximated $6,927,000 as of December 31, 2015.

The liability has been accreted to its present value as of December 31, 2015. The Company evaluated its wells and has determined a range of abandonment dates through December 2069.

The following represents a reconciliation of the asset retirement obligations:

Amount
Asset retirement obligations at December 31, 2013	$5,937,118
Wells drilled during the year	543,555
Wells acquired during the year	965,917
Wells sold during the year	(482,081)
Accretion of discount	201,076
Wells plugged and abandoned during the year	(330,970)

Asset retirement obligations at December 31, 2014	6,834,615

Wells drilled during the year	330,969
Wells acquired during the year	176,156
Wells sold during the year	(5,421)
Accretion of discount	214,335
Wells plugged and abandoned during the year	(63,153)

Asset retirement obligations at December 31, 2015	$7,487,501